UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Brian C. Janssen

American Funds Mortgage Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Annual report for the year ended August 31, 2020

Seeking income
and diversification
through investments
in high-quality
mortgages

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 11/1/10)

Reflecting 3.75% maximum sales charge	2.37%	2.08%	2.31%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.65% for Class A shares as of the prospectus dated October 30, 2020 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.40%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.19%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a $10,000 investment

4	Summary investment portfolio

8	Financial statements

32	Board of trustees and other officers

Fellow investors:

Bond markets experienced a snapback rally after a steep decline in March, as the U.S. entered a recession due to the coronavirus pandemic and the subsequent economic shutdown. While rising optimism drove investors’ appetite for risk, the U.S. Federal Reserve’s asset purchase programs also broadly supported asset classes.

For the 12-month period ended August 31, American Funds Mortgage Fund (AFMF) posted a total return of 6.32%, with all distributions reinvested. That compares to a gain of 4.54% for the Bloomberg Barclays U.S. Mortgage Backed Securities Index, the fund’s primary benchmark, over the same period. The fund’s peer group, as measured by the Lipper Intermediate U.S. Government Funds Average, gained 5.61%. Additionally, the Lipper GNMA Funds Average climbed 3.41%.

During the 12-month period, the fund paid monthly dividends totaling nearly 15 cents a share. The fund also paid capital gains of nearly nine cents a share for the fiscal year, resulting in an income return of 1.44% for those investors opting to reinvest dividends or 1.43% for those taking dividends in cash.

Market overview

Markets have been volatile as uncertainty about the pandemic and its toll on the U.S. economy continued to weigh on investors’ outlook. The Fed’s massive bond-buying program helped boost confidence in various asset classes, including mortgage-backed securities (MBS).

Additionally, the Fed in August adopted a new “average inflation targeting” framework that allows higher periods of inflation in an effort to support the labor market. By contrast, central banks traditionally hike interest rates when unemployment rates fall to keep inflation in check.

The new policy effectively signaled that interest rates will likely remain low over the next few years even if inflation were to tick higher. The key policy rate stands at 0% to 0.25%, following reductions by the Fed earlier this year.

The Fed’s monthly purchases of $40B of lower coupon MBS has helped support agency MBS, despite risks of early mortgage prepayments. The pandemic has put homeowners at risk of delinquency

Results at a glance

For periods ended August 31, 2020, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	3 years	5 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	6.32%	3.45%	3.04%	2.73%
Bloomberg Barclays U.S. Mortgage Backed Securities Index*	4.54	3.64	3.13	2.97
Lipper Intermediate U.S. Government Funds Average†	5.61	3.74	2.91	2.42
Lipper GNMA Funds Average†	3.41	2.85	2.27	2.30

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.

American Funds Mortgage Fund	1

and foreclosure, although Congress has allowed some forbearance to delay loan payments.

There have been some signs of economic recovery, with rebounds in unemployment rates, retail sales and other areas. However, certain states rolled back plans to reopen the economy in response to upticks in COVID-19 cases.

Home sales have started to rebound following the pandemic-related lockdowns with sales of previously owned homes up 10.5% in August, according to the National Association of Realtors. Low interest rates have increased demand for homes, though inventory remains low. Residential mortgage delinquencies have spiked to a seasonally adjusted rate of 8.22% in the second quarter, up 369 basis points from the same period a year earlier, according to the Mortgage Bankers Association. In large part, the spike in delinquencies is due to many loans currently in forbearance due to COVID-19 shutdowns.

Inside the portfolio

American Funds Mortgage Fund invested in high-quality residential and commercial mortgage-backed securities during the fiscal year.

Managers increased holdings of agency MBS as the pandemic negatively impacted markets. In particular, the fund heavily invested in lower coupon MBS, which were favored in the Fed’s monthly purchase program, and avoided higher coupon MBS that were exposed to significant prepayment risk.

The fund used several tools to manage duration and curve positioning, including money market bonds and derivatives such as interest rate swaps and futures. The fund was overweight shorter dated duration relative to the benchmark, which helped results as the Fed cut the federal funds rate by a total of 1.5% in 2020.

The fund’s positions in commercial mortgage-backed securities also helped results, as did holdings of Treasuries.

Looking ahead

The focus of the fund remains on meeting the core objectives of providing current income and preserving invested capital. Moreover, managers are mindful of the fund’s correlation to equity and the fund’s use as a building block in client portfolios.

Managers are cautious about upcoming risks tied to the ongoing pandemic and the general election. The fund is positioned with the view that yields of longer dated Treasuries could fall due to various factors such as tepid growth and bond buying by the Fed.

We rely on fundamental analysis to develop high-conviction ideas and select securities that we believe will add value to the portfolio. A mortgage fund affords investors a unique opportunity to own high-quality assets with low interest rate risk relative to longer maturity government securities and with low credit risk. These characteristics should continue to provide a low correlation to equities under most market conditions.

Thank you for choosing to invest in American Funds Mortgage Fund. We look forward to reporting to you again in six months.

Cordially,

David J. Betanzos
President

October 14, 2020

For current information about the fund, visit capitalgroup.com.

2	American Funds Mortgage Fund

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for the period November 1, 2010, to August 31, 2020, with all distributions reinvested)

Fund results shown are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Results of the Lipper Intermediate U.S. Government Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.
[4]	For the period November 1, 2010, commencement of operations, through August 31, 2011.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2020)*

	1 year	5 years	Lifetime (since 11/1/10)

Class A shares	2.31%	2.25%	2.33%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

American Funds Mortgage Fund	3

Summary investment portfolio August 31, 2020

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	3.94%
AAA/Aaa	89.40
AA/Aa	.51
A/A	1.06
Short-term securities & other assets less liabilities	5.09
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.91%	Principal amount (000)	Value (000)
Mortgage-backed obligations 89.67%
Federal agency mortgage-backed obligations 85.08%
Fannie Mae Pool #MA3490 4.00% 2033[1]	$59,725	$63,345
Fannie Mae Pool #AL9326 3.549% 2041[1,2]	38,509	40,504
Fannie Mae Pool #AL9531 3.637% 2041[1,2]	34,486	36,219
Fannie Mae Pool #AP7553 3.00% 2042[1]	34,217	36,684
Fannie Mae Pool #AL9532 3.19% 2042[1,2]	43,131	45,065
Fannie Mae Pool #CA4867 3.00% 2049[1]	93,675	101,116
Fannie Mae Pool #CA5539 3.00% 2050[1]	127,128	135,576
Fannie Mae Pool #CA5496 3.00% 2050[1]	88,545	95,920
Fannie Mae 2.00%–5.00% 2022–2053[1,2]	482,923	516,226
Freddie Mac Pool #RA1339 3.00% 2049[1]	40,790	43,473
Freddie Mac Pool #SD7503 3.50% 2049[1]	83,040	89,325
Freddie Mac Pool #QA5131 3.50% 2049[1]	34,092	36,356
Freddie Mac Pool #QA8528 3.00% 2050[1]	67,668	72,165
Freddie Mac Pool #SD7514 3.50% 2050[1]	95,787	102,879
Freddie Mac 2.50%–4.50% 2023–2050[1,2]	160,481	172,610
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	95,646	104,950
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	60,260	67,789
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	33,262	37,474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	37,761	40,283
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	75,724	82,668
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	63,344	66,912
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	110,635	120,494
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]	35,017	36,399
Government National Mortgage Assn. 2.00% 2050[1,3]	189,599	195,502
Government National Mortgage Assn. 2.50% 2050[1,3]	107,393	112,981
Government National Mortgage Assn. 3.50% 2050[1,3]	136,141	143,363
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	85,495	92,225
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	39,341	42,368
Government National Mortgage Assn. 2.50%–6.50% 2032–2066[1,3]	92,234	99,122

4	American Funds Mortgage Fund

	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 1.50% 2035[1,3]	$1,090,900	$1,114,593
Uniform Mortgage-Backed Security 1.50% 2035[1,3]	207,950	212,523
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	614,076	638,159
Uniform Mortgage-Backed Security 2.50% 2035[1,3]	242,320	253,755
Uniform Mortgage-Backed Security 2.00% 2050[1,3]	67,850	69,660
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	430,565	454,145
Uniform Mortgage-Backed Security 4.50% 2050[1,3]	99,000	106,955
Uniform Mortgage-Backed Securities 2.50%–4.50% 2035–2050[1,3]	47,536	50,848
Other securities		365,989
		6,096,620

Collateralized mortgage-backed obligations (privately originated) 4.34%
Other securities		310,768

Commercial mortgage-backed securities 0.25%
Other securities		18,076

Total mortgage-backed obligations		6,425,464

U.S. Treasury bonds & notes 3.68%
U.S. Treasury 2.44%
U.S. Treasury 1.25% 2050[4]	133,292	125,886
U.S. Treasury 1.375% 2050	40,000	39,022
U.S. Treasury 3.13%–3.38% 2048	7,406	10,281
		175,189

U.S. Treasury inflation-protected securities 1.24%
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	562	885
U.S. Treasury Inflation-Protected Security 0.75% 2042[4,5]	34,398	43,801
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	30,975	43,866
		88,552

Total U.S. Treasury bonds & notes		263,741

Federal agency bonds & notes 0.26%
Fannie Mae 0.63%–0.88% 2025–2030	11,350	11,261
Freddie Mac 0.375% 2025	7,059	7,046
		18,307

Other bonds & notes 1.30%
Other securities		93,353

Total bonds, notes & other debt instruments (cost: $6,664,807,000)		6,800,865

Short-term securities 52.07%
U.S. Treasury bills 23.21%
U.S. Treasury 0.07%–0.17% due 9/1/2020–12/24/2020	1,663,000	1,662,720

Federal agency discount notes 16.35%
Federal Home Loan Bank 0.07%–0.17% due 9/2/2020–11/25/2020	1,122,000	1,121,881
Freddie Mac 0.14% due 9/18/2020	50,000	49,998
		1,171,879

American Funds Mortgage Fund	5

Short-term securities (continued)	Principal amount (000)	Value (000)
Commercial paper 12.51%
Apple Inc. 0.11%–0.15% due 9/8/2020–10/13/2020[6]	$91,700	$91,694
Chariot Funding LLC 0.15%–0.25% due 9/1/2020–10/19/2020[6]	110,000	109,993
Charta LLC 0.22% due 9/11/2020[6]	50,000	49,998
Chevron Corp. 0.09% due 10/14/2020[6]	70,000	69,993
Exxon Mobil Corp. 0.11%–0.12% due 10/21/2020–11/17/2020	125,000	124,981
Intel Corp. 0.09% due 9/8/2020–9/25/2020[6]	75,000	74,998
Johnson & Johnson 0.10%–0.15% due 9/8/2020–9/21/2020[6]	50,000	49,999
Paccar Financial Corp. 0.10% due 9/25/2020–9/29/2020	47,400	47,396
Pfizer Inc. 0.13%–0.16% due 9/15/2020–10/14/2020[6]	125,000	124,991
Procter & Gamble Co. 0.11%–0.17% due 9/22/2020–11/17/2020[6]	113,000	112,991
Other securities		39,190
		896,224

Total short-term securities (cost: $3,730,763,000)		3,730,823
Total investment securities 146.98% (cost: $10,395,570,000)		10,531,688
Other assets less liabilities (46.98)%		(3,366,220)

Net assets 100.00%		$7,165,468

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

		Number of		Notional amount [7]	Value at 8/31/2020 [8]	Unrealized (depreciation) appreciation at 8/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	5,141	September 2020	$(1,285,250)	$(1,282,262)	$(876)
90 Day Euro Dollar Futures	Short	3,199	March 2021	(799,750)	(798,151)	(146)
2 Year U.S. Treasury Note Futures	Long	110	January 2021	22,000	24,304	10
5 Year U.S. Treasury Note Futures	Long	1,921	January 2021	192,100	242,106	313
10 Year U.S. Treasury Note Futures	Short	108	December 2020	(10,800)	(15,039)	(16)
10 Year Ultra U.S. Treasury Note Futures	Short	1,550	December 2020	(155,000)	(247,128)	109
20 Year U.S. Treasury Bond Futures	Long	399	December 2020	39,900	70,112	(219)
30 Year Ultra U.S. Treasury Bond Futures	Long	481	December 2020	48,100	106,256	(454)
						$(1,279)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	8/31/2020	paid (received)	at 8/31/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.322%	5/2/2024	$181,900	$(13,787)	$—	$(13,787)
3-month USD-LIBOR	2.325%	5/2/2024	418,100	(31,736)	—	(31,736)
U.S. EFFR	0.11%	5/18/2024	251,500	10	—	10
3-month USD-LIBOR	1.547%	10/25/2024	252,000	(13,240)	—	(13,240)
3-month USD-LIBOR	1.548%	10/28/2024	42,000	(2,212)	—	(2,212)
U.S. EFFR	0.1275%	6/25/2025	107,200	(97)	—	(97)
U.S. EFFR	0.0975%	6/30/2025	58,252	35	—	35
U.S. EFFR	0.105%	6/30/2025	107,200	25	—	25
U.S. EFFR	0.106%	6/30/2025	47,348	9	—	9
3-month USD-LIBOR	0.81%	7/28/2045	161,600	9,368	(96)	9,464
3-month USD-LIBOR	0.811%	7/27/2050	65,300	4,679	—	4,679
					$(96)	$(46,850)

6	American Funds Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,796,000, which represented .79% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,103,366,000, which represented 15.40% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Mortgage Fund	7

Financial statements

Statement of assets and liabilities
at August 31, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $10,395,570)		$10,531,688
Cash		293
Receivables for:
Sales of investments	$6,714,540
Sales of fund’s shares	7,513
Interest	11,845
Variation margin on futures contracts	1,729
Variation margin on swap contracts	202	6,735,829
		17,267,810
Liabilities:
Payables for:
Purchases of investments	10,070,223
Repurchases of fund’s shares	27,037
Dividends on fund’s shares	7
Investment advisory services	1,148
Services provided by related parties	304
Trustees’ deferred compensation	45
Variation margin on futures contracts	856
Variation margin on swap contracts	2,715
Other	7	10,102,342
Net assets at August 31, 2020		$7,165,468

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,819,320
Total distributable earnings		346,148
Net assets at August 31, 2020		$7,165,468

See notes to financial statements.

8	American Funds Mortgage Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (675,660 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$235,076	22,167	$10.60
Class C	14,672	1,390	10.56
Class T	11	1	10.60
Class F-1	19,787	1,866	10.61
Class F-2	179,681	16,936	10.61
Class F-3	28,854	2,720	10.61
Class 529-A	29,308	2,764	10.60
Class 529-C	2,677	254	10.54
Class 529-E	1,579	149	10.60
Class 529-T	11	1	10.60
Class 529-F-1	8,912	840	10.60
Class R-1	6,836	648	10.55
Class R-2	3,599	341	10.54
Class R-2E	198	19	10.59
Class R-3	36,866	3,484	10.58
Class R-4	6,018	567	10.61
Class R-5E	414	39	10.60
Class R-5	1,334	126	10.61
Class R-6	6,589,635	621,348	10.61

See notes to financial statements.

American Funds Mortgage Fund	9

Statement of operations
for the year ended August 31, 2020	(dollars in thousands)

Investment income:
Income:
Interest		$118,305
Fees and expenses*:
Investment advisory services	$14,928
Distribution services	1,149
Transfer agent services	767
Administrative services	2,157
Reports to shareholders	50
Registration statement and prospectus	408
Trustees’ compensation	33
Auditing and legal	52
Custodian	22
Other	58
Total fees and expenses before reimbursements	19,624
Less transfer agent services reimbursements	— †
Total fees and expenses after reimbursements		19,624
Net investment income		98,681

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	242,714
Futures contracts	140,161
Swap contracts	(30,660)	352,215
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	17,697
Futures contracts	(2,432)
Swap contracts	13,864	29,129
Net realized gain and unrealized appreciation		381,344

Net increase in net assets resulting from operations		$480,025

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

10	American Funds Mortgage Fund

Statements of changes in net assets
(dollars in thousands)

	Year ended August 31,
	2020	2019
Operations:
Net investment income	$98,681	$134,997
Net realized gain	352,215	163,443
Net unrealized appreciation	29,129	68,081
Net increase in net assets resulting from operations	480,025	366,521

Distributions paid or accrued to shareholders	(190,800)	(144,716)

Net capital share transactions	316,961	1,451,181

Total increase in net assets	606,186	1,672,986

Net assets:
Beginning of year	6,559,282	4,886,296
End of year	$7,165,468	$6,559,282

See notes to financial statements.

American Funds Mortgage Fund	11

Notes to financial statements

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

12	American Funds Mortgage Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation

American Funds Mortgage Fund	13

Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,425,464	$—	$6,425,464
U.S. Treasury bonds & notes	—	263,741	—	263,741
Federal agency bonds & notes	—	18,307	—	18,307
Other	—	93,353	—	93,353
Short-term securities	—	3,730,823	—	3,730,823
Total	$—	$10,531,688	$—	$10,531,688

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$432	$—	$—	$432
Unrealized appreciation on interest rate swaps	—	14,222	—	14,222
Liabilities:
Unrealized depreciation on futures contracts	(1,711)	—	—	(1,711)
Unrealized depreciation on interest rate swaps	—	(61,072)	—	(61,072)
Total	$(1,279)	$(46,850)	$—	$(48,129)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment

14	American Funds Mortgage Fund

in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a

American Funds Mortgage Fund	15

future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund

16	American Funds Mortgage Fund

records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,566,942,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $9,820,919,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, August 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$432	Unrealized depreciation*	$1,711
Swap	Interest	Unrealized appreciation*	14,222	Unrealized depreciation*	61,072
			$14,654		$62,783

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$140,161	Net unrealized depreciation on futures contracts	$(2,432)
Swap	Interest	Net realized loss on swap contracts	(30,660)	Net unrealized appreciation on swap contracts	13,864
			$109,501		$11,432

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

American Funds Mortgage Fund	17

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended August 31, 2020, the fund reclassified $33,432,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$179,751
Undistributed long-term capital gains	81,831
Gross unrealized appreciation on investments	150,758
Gross unrealized depreciation on investments	(64,684)
Net unrealized appreciation on investments	86,074
Cost of investments	10,397,581

18	American Funds Mortgage Fund

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended August 31, 2020						Year ended August 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid or accrued
Class A	$4,107		$666		$4,773		$4,156		$—	$4,156
Class C	212		53		265		216		—	216
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	364		58		422		372		—	372
Class F-2	3,090		425		3,515		2,526		—	2,526
Class F-3	504		64		568		404		—	404
Class 529-A	493		83		576		462		—	462
Class 529-C	57		14		71		57		—	57
Class 529-E	27		5		32		28		—	28
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	182		26		208		183		—	183
Class R-1	89		25		114		62		—	62
Class R-2	44		11		55		51		—	51
Class R-2E	3		1		4		2		—	2
Class R-3	618		119		737		729		—	729
Class R-4	99		16		115		111		—	111
Class R-5E	7		1		8		3		—	3
Class R-5	24		3		27		32		—	32
Class R-6	157,459		21,851		179,310		135,322		—	135,322
Total	$167,379		$23,421		$190,800		$144,716		$—	$144,716

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2020, the investment advisory services fee was $14,928,000, which was equivalent to an annualized rate of 0.208% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

American Funds Mortgage Fund	19

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2020, unreimbursed expenses subject to reimbursement totaled $112,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended August 31, 2020, CRMC reimbursed transfer agent services fees of less than $1,000 each for Class R-2E and Class R-5E shares. CRMC does not intend to recoup these reimbursements.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	American Funds Mortgage Fund

For the year ended August 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$540	$336		$65		Not applicable
Class C	161	26		5		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	47	26		6		Not applicable
Class F-2	Not applicable	173		44		Not applicable
Class F-3	Not applicable	1		7		Not applicable
Class 529-A	63	38		8		$17
Class 529-C	43	6		1		3
Class 529-E	8	1		—	*	1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	12		3		5
Class R-1	64	15		2		Not applicable
Class R-2	26	13		1		Not applicable
Class R-2E	1	1		—	*	Not applicable
Class R-3	183	108		11		Not applicable
Class R-4	13	6		2		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	1		—	*	Not applicable
Class R-6	Not applicable	3		2,002		Not applicable
Total class-specific expenses	$1,149	$767		$2,157		$26

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000 in the fund’s statement of operations reflects $29,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2020, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2020.

American Funds Mortgage Fund	21

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2020

Class A	$70,495	6,820	$4,710		461		$(46,586)	(4,494)	$28,619	2,787
Class C	7,114	691	262		26		(9,353)	(903)	(1,977)	(186)
Class T	—	—	—		—		—	—	—	—
Class F-1	9,970	959	420		41		(9,701)	(934)	689	66
Class F-2	130,990	12,582	3,483		340		(82,473)	(7,920)	52,000	5,002
Class F-3	19,131	1,838	568		55		(9,565)	(912)	10,134	981
Class 529-A	10,810	1,044	574		56		(6,827)	(660)	4,557	440
Class 529-C	1,962	192	71		7		(3,588)	(344)	(1,555)	(145)
Class 529-E	417	41	32		3		(456)	(44)	(7)	— †
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	2,424	236	208		20		(2,069)	(201)	563	55
Class R-1	6,873	675	113		11		(4,391)	(426)	2,595	260
Class R-2	1,610	156	55		5		(1,657)	(162)	8	(1)
Class R-2E	69	7	3		1		(38)	(4)	34	4
Class R-3	12,509	1,207	732		72		(18,410)	(1,788)	(5,169)	(509)
Class R-4	3,788	363	114		11		(2,855)	(277)	1,047	97
Class R-5E	135	13	8		1		(5)	(1)	138	13
Class R-5	611	58	26		3		(424)	(41)	213	20
Class R-6	1,767,076	171,059	179,178		17,512		(1,721,182)	(164,127)	225,072	24,444
Total net increase (decrease)	$2,045,984	197,941	$190,557		18,625		$(1,919,580)	(183,238)	$316,961	33,328

Year ended August 31, 2019

Class A	$39,375	3,954	$4,080		409		$(49,124)	(4,972)	$(5,669)	(609)
Class C	4,255	429	214		22		(4,681)	(475)	(212)	(24)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,846	1,094	370		37		(6,987)	(702)	4,229	429
Class F-2	98,847	9,962	2,486		249		(57,433)	(5,778)	43,900	4,433
Class F-3	10,676	1,070	335		33		(7,192)	(719)	3,819	384
Class 529-A	7,531	754	459		46		(6,235)	(627)	1,755	173
Class 529-C	1,319	133	56		6		(1,869)	(189)	(494)	(50)
Class 529-E	500	50	28		3		(389)	(39)	139	14
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	2,698	272	182		18		(2,615)	(263)	265	27
Class R-1	1,049	106	61		6		(1,764)	(177)	(654)	(65)
Class R-2	1,195	121	51		5		(1,278)	(129)	(32)	(3)
Class R-2E	44	4	2		—	†	(3)	— †	43	4
Class R-3	20,365	2,051	723		72		(15,687)	(1,573)	5,401	550
Class R-4	1,280	129	109		11		(2,721)	(276)	(1,332)	(136)
Class R-5E	176	18	3		—	†	(4)	— †	175	18
Class R-5	305	31	32		3		(467)	(46)	(130)	(12)
Class R-6	1,397,146	140,299	135,321		13,540		(132,489)	(13,321)	1,399,978	140,518
Total net increase (decrease)	$1,597,607	160,477	$144,512		14,460		$(290,938)	(29,286)	$1,451,181	145,651

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

22	American Funds Mortgage Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $64,845,127,000 and $64,560,950,000, respectively, during the year ended August 31, 2020.

10. Ownership concentration

At August 31, 2020, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund and American Funds 2020 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 19%, 19% and 14%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	23

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2020	$10.21	$.10		$.53	$.63	$(.15)	$(.09)	$(.24)	$10.60	6.32%	$235		.65%		.65%		.97%
8/31/2019	9.84	.20		.39	.59	(.22)	—	(.22)	10.21	6.05	198		.69		.69		2.03
8/31/2018	10.20	.14		(.32)	(.18)	(.15)	(.03)	(.18)	9.84	(1.81)	197		.68		.68		1.41
8/31/2017	10.23	.10		.09	.19	(.13)	(.09)	(.22)	10.20	1.94	218		.69		.69		.98
8/31/2016	10.22	.08		.22	.30	(.16)	(.13)	(.29)	10.23	2.90	229		.68		.68		.79
Class C:
8/31/2020	10.17	.03		.53	.56	(.08)	(.09)	(.17)	10.56	5.54	15		1.40		1.40		.26
8/31/2019	9.80	.12		.39	.51	(.14)	—	(.14)	10.17	5.26	16		1.46		1.46		1.25
8/31/2018	10.17	.06		(.33)	(.27)	(.07)	(.03)	(.10)	9.80	(2.68)	16		1.47		1.47		.60
8/31/2017	10.19	.02		.11	.13	(.06)	(.09)	(.15)	10.17	1.25	21		1.48		1.48		.18
8/31/2016	10.18	—	[4]	.22	.22	(.08)	(.13)	(.21)	10.19	2.10	26		1.48		1.48		(.01)
Class T:
8/31/2020	10.21	.13		.52	.65	(.17)	(.09)	(.26)	10.60	6.45 [5]	—	[6]	.43	[5]	.43	[5]	1.22	[5]
8/31/2019	9.83	.22		.40	.62	(.24)	—	(.24)	10.21	6.40 [5]	—	[6]	.46	[5]	.46	[5]	2.26	[5]
8/31/2018	10.20	.16		(.33)	(.17)	(.17)	(.03)	(.20)	9.83	(1.68)[5]	—	[6]	.45	[5]	.45	[5]	1.65	[5]
8/31/2017[7,8]	10.10	.06		.10	.16	(.06)	—	(.06)	10.20	1.63 [5,9]	—	[6]	.18	[5,9]	.18	[5,9]	.55	[5,9]
Class F-1:
8/31/2020	10.21	.10		.54	.64	(.15)	(.09)	(.24)	10.61	6.34	20		.63		.63		1.00
8/31/2019	9.84	.20		.39	.59	(.22)	—	(.22)	10.21	6.06	18		.68		.68		2.05
8/31/2018	10.20	.14		(.32)	(.18)	(.15)	(.03)	(.18)	9.84	(1.83)	14		.70		.70		1.39
8/31/2017	10.23	.10		.09	.19	(.13)	(.09)	(.22)	10.20	1.92	14		.70		.70		.94
8/31/2016	10.22	.08		.22	.30	(.16)	(.13)	(.29)	10.23	2.91	23		.67		.67		.92
Class F-2:
8/31/2020	10.22	.13		.53	.66	(.18)	(.09)	(.27)	10.61	6.52	180		.36		.36		1.21
8/31/2019	9.84	.23		.40	.63	(.25)	—	(.25)	10.22	6.46	122		.39		.39		2.33
8/31/2018	10.21	.17		(.33)	(.16)	(.18)	(.03)	(.21)	9.84	(1.64)	74		.40		.40		1.73
8/31/2017	10.23	.12		.11	.23	(.16)	(.09)	(.25)	10.21	2.30	47		.44		.44		1.20
8/31/2016	10.22	.11		.22	.33	(.19)	(.13)	(.32)	10.23	3.18	53		.41		.41		1.28
Class F-3:
8/31/2020	10.22	.13		.54	.67	(.19)	(.09)	(.28)	10.61	6.64	29		.25		.25		1.28
8/31/2019	9.84	.24		.40	.64	(.26)	—	(.26)	10.22	6.56	18		.30		.30		2.43
8/31/2018	10.20	.18		(.32)	(.14)	(.19)	(.03)	(.22)	9.84	(1.45)	13		.31		.31		1.80
8/31/2017[7,10]	10.07	.09		.14	.23	(.10)	—	(.10)	10.20	2.33 [9]	11		.31	[11]	.31	[11]	1.55	[11]
Class 529-A:
8/31/2020	10.21	.10		.52	.62	(.14)	(.09)	(.23)	10.60	6.18	29		.69		.69		.94
8/31/2019	9.83	.20		.39	.59	(.21)	—	(.21)	10.21	6.09	24		.75		.75		1.97
8/31/2018	10.20	.13		(.33)	(.20)	(.14)	(.03)	(.17)	9.83	(1.98)	21		.75		.75		1.36
8/31/2017	10.23	.10		.09	.19	(.13)	(.09)	(.22)	10.20	1.98	19		.74		.74		.94
8/31/2016	10.21	.08		.22	.30	(.15)	(.13)	(.28)	10.23	2.81	18		.76		.76		.71

24	American Funds Mortgage Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2020	$10.16	$.02		$.52	$.54	$(.07)	$(.09)	$(.16)	$10.54	5.42%	$3		1.45%		1.45%		.23%
8/31/2019	9.79	.12		.39	.51	(.14)	—	(.14)	10.16	5.22	4		1.51		1.51		1.20
8/31/2018	10.15	.05		(.31)	(.26)	(.07)	(.03)	(.10)	9.79	(2.64)	4		1.52		1.52		.54
8/31/2017	10.18	.01		.10	.11	(.05)	(.09)	(.14)	10.15	1.10	6		1.53		1.53		.14
8/31/2016	10.17	(.01)		.22	.21	(.07)	(.13)	(.20)	10.18	2.04	7		1.55		1.55		(.06)
Class 529-E:
8/31/2020	10.21	.08		.52	.60	(.12)	(.09)	(.21)	10.60	5.96	1		.90		.90		.75
8/31/2019	9.84	.18		.38	.56	(.19)	—	(.19)	10.21	5.77	2		.96		.96		1.77
8/31/2018	10.20	.11		(.32)	(.21)	(.12)	(.03)	(.15)	9.84	(2.09)	1		.96		.96		1.14
8/31/2017	10.23	.07		.10	.17	(.11)	(.09)	(.20)	10.20	1.65	2		.98		.98		.71
8/31/2016	10.21	.05		.22	.27	(.12)	(.13)	(.25)	10.23	2.66	1		1.01		1.01		.45
Class 529-T:
8/31/2020	10.21	.12		.52	.64	(.16)	(.09)	(.25)	10.60	6.41 [5]	—	[6]	.47	[5]	.47	[5]	1.18	[5]
8/31/2019	9.83	.22		.40	.62	(.24)	—	(.24)	10.21	6.34 [5]	—	[6]	.51	[5]	.51	[5]	2.21	[5]
8/31/2018	10.20	.16		(.33)	(.17)	(.17)	(.03)	(.20)	9.83	(1.74)[5]	—	[6]	.52	[5]	.52	[5]	1.59	[5]
8/31/2017[7,8]	10.10	.05		.11	.16	(.06)	—	(.06)	10.20	1.60 [5,9]	—	[6]	.20	[5,9]	.20	[5,9]	.53	[5,9]
Class 529-F-1:
8/31/2020	10.21	.12		.53	.65	(.17)	(.09)	(.26)	10.60	6.43	9		.45		.45		1.19
8/31/2019	9.84	.22		.39	.61	(.24)	—	(.24)	10.21	6.23	8		.52		.52		2.20
8/31/2018	10.20	.16		(.32)	(.16)	(.17)	(.03)	(.20)	9.84	(1.66)	8		.52		.52		1.60
8/31/2017	10.23	.12		.09	.21	(.15)	(.09)	(.24)	10.20	2.11	7		.53		.53		1.17
8/31/2016	10.22	.09		.22	.31	(.17)	(.13)	(.30)	10.23	3.03	6		.55		.55		.89
Class R-1:
8/31/2020	10.18	.01		.53	.54	(.08)	(.09)	(.17)	10.55	5.34	7		1.49		1.49		.14
8/31/2019	9.81	.12		.40	.52	(.15)	—	(.15)	10.18	5.30	4		1.45		1.45		1.26
8/31/2018	10.17	.06		(.32)	(.26)	(.07)	(.03)	(.10)	9.81	(2.58)	4		1.47		1.47		.65
8/31/2017	10.20	.03		.08	.11	(.05)	(.09)	(.14)	10.17	1.13	4		1.49		1.49		.33
8/31/2016	10.19	.01		.22	.23	(.09)	(.13)	(.22)	10.20	2.27	—	[6]	1.33		1.33		.18
Class R-2:
8/31/2020	10.16	.03		.52	.55	(.08)	(.09)	(.17)	10.54	5.47	3		1.37		1.37		.28
8/31/2019	9.79	.13		.39	.52	(.15)	—	(.15)	10.16	5.33	3		1.40		1.40		1.32
8/31/2018	10.15	.07		(.32)	(.25)	(.08)	(.03)	(.11)	9.79	(2.54)	3		1.42		1.42		.69
8/31/2017	10.18	.02		.10	.12	(.06)	(.09)	(.15)	10.15	1.18	3		1.46		1.46		.22
8/31/2016	10.17	—	[4]	.22	.22	(.08)	(.13)	(.21)	10.18	2.10	3		1.49		1.49		(.01)
Class R-2E:
8/31/2020	10.20	.06		.53	.59	(.11)	(.09)	(.20)	10.59	5.82	—	[6]	1.14		1.06		.57
8/31/2019	9.82	.16		.40	.56	(.18)	—	(.18)	10.20	5.74	—	[6]	1.14		1.09		1.64
8/31/2018	10.19	.10		(.33)	(.23)	(.11)	(.03)	(.14)	9.82	(2.30)[5]	—	[6]	1.17	[5]	1.07	[5]	1.04	[5]
8/31/2017	10.21	.06		.11	.17	(.10)	(.09)	(.19)	10.19	1.69 [5]	—	[6]	1.12	[5]	1.11	[5]	.63	[5]
8/31/2016	10.22	.08		.22	.30	(.18)	(.13)	(.31)	10.21	2.92 [5]	—	[6]	.70	[5]	.60	[5]	.84	[5]

See end of table for footnotes.

American Funds Mortgage Fund	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class R-3:
8/31/2020	$10.20	$.07	$.52	$.59	$(.12)	$(.09)	$(.21)	$10.58	5.82%	$37		1.04%		1.04%		.64%
8/31/2019	9.83	.17	.39	.56	(.19)	—	(.19)	10.20	5.75	41		1.00		1.00		1.74
8/31/2018	10.19	.11	(.32)	(.21)	(.12)	(.03)	(.15)	9.83	(2.15)	34		1.02		1.02		1.10
8/31/2017	10.22	.08	.08	.16	(.10)	(.09)	(.19)	10.19	1.59	26		1.02		1.02		.79
8/31/2016	10.21	.04	.22	.26	(.12)	(.13)	(.25)	10.22	2.57	3		1.00		1.00		.52
Class R-4:
8/31/2020	10.21	.10	.54	.64	(.15)	(.09)	(.24)	10.61	6.35	6		.62		.62		1.01
8/31/2019	9.84	.20	.39	.59	(.22)	—	(.22)	10.21	6.08	5		.66		.66		2.04
8/31/2018	10.20	.15	(.33)	(.18)	(.15)	(.03)	(.18)	9.84	(1.80)	6		.66		.66		1.55
8/31/2017	10.23	.10	.09	.19	(.13)	(.09)	(.22)	10.20	1.94	2		.69		.69		.97
8/31/2016	10.22	.08	.22	.30	(.16)	(.13)	(.29)	10.23	2.93	3		.65		.65		.88
Class R-5E:
8/31/2020	10.21	.12	.53	.65	(.17)	(.09)	(.26)	10.60	6.46	—	[6]	.43		.42		1.15
8/31/2019	9.84	.23	.38	.61	(.24)	—	(.24)	10.21	6.28	—	[6]	.48		.46		2.28
8/31/2018	10.20	.18	(.33)	(.15)	(.18)	(.03)	(.21)	9.84	(1.53)	—	[6]	.48		.45		1.79
8/31/2017	10.23	.13	.10	.23	(.17)	(.09)	(.26)	10.20	2.25	—	[6]	.56		.40		1.28
8/31/2016[7,12]	10.25	.08	.17	.25	(.14)	(.13)	(.27)	10.23	2.39 [9]	—	[6]	.53	[11]	.53	[11]	1.01	[11]
Class R-5:
8/31/2020	10.21	.13	.54	.67	(.18)	(.09)	(.27)	10.61	6.67	1		.32		.32		1.28
8/31/2019	9.84	.24	.38	.62	(.25)	—	(.25)	10.21	6.40	1		.36		.36		2.36
8/31/2018	10.20	.18	(.33)	(.15)	(.18)	(.03)	(.21)	9.84	(1.50)	1		.36		.36		1.77
8/31/2017	10.23	.13	.10	.23	(.17)	(.09)	(.26)	10.20	2.25	1		.38		.38		1.31
8/31/2016	10.22	.11	.22	.33	(.19)	(.13)	(.32)	10.23	3.19	1		.39		.39		1.14
Class R-6:
8/31/2020	10.21	.14	.54	.68	(.19)	(.09)	(.28)	10.61	6.75	6,590		.25		.25		1.40
8/31/2019	9.84	.24	.39	.63	(.26)	—	(.26)	10.21	6.47	6,095		.29		.29		2.43
8/31/2018	10.20	.18	(.32)	(.14)	(.19)	(.03)	(.22)	9.84	(1.44)	4,490		.30		.30		1.83
8/31/2017	10.23	.14	.09	.23	(.17)	(.09)	(.26)	10.20	2.33	3,227		.31		.31		1.40
8/31/2016	10.22	.11	.22	.33	(.19)	(.13)	(.32)	10.23	3.27	2,157		.31		.31		1.16

	Year ended August 31,
Portfolio turnover rate for all share classes[13]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	114%	129%	66%	104%	159%
Including mortgage dollar roll transactions	1,015%	605%	1,009%	635%	1,041%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Amount less than $.01.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Annualized.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

26	American Funds Mortgage Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Mortgage Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of American Funds Mortgage Fund (the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
October 14, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Mortgage Fund	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2020, through August 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	American Funds Mortgage Fund

	Beginning account value 3/1/2020	Ending account value 8/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,037.54	$3.24	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	1,033.69	7.07	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,037.72	2.11	.41
Class T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-1 – actual return	1,000.00	1,037.65	3.13	.61
Class F-1 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-2 – actual return	1,000.00	1,038.08	1.70	.33
Class F-2 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-3 – actual return	1,000.00	1,039.59	1.18	.23
Class F-3 – assumed 5% return	1,000.00	1,024.05	1.17	.23
Class 529-A – actual return	1,000.00	1,036.43	3.39	.66
Class 529-A – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 529-C – actual return	1,000.00	1,032.62	7.33	1.43
Class 529-C – assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-E – actual return	1,000.00	1,035.33	4.46	.87
Class 529-E – assumed 5% return	1,000.00	1,020.82	4.43	.87
Class 529-T – actual return	1,000.00	1,037.49	2.31	.45
Class 529-T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 529-F-1 – actual return	1,000.00	1,037.60	2.21	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-1 – actual return	1,000.00	1,031.73	7.53	1.47
Class R-1 – assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class R-2 – actual return	1,000.00	1,033.89	6.87	1.34
Class R-2 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2E – actual return	1,000.00	1,035.59	5.34	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class R-3 – actual return	1,000.00	1,035.25	5.08	.99
Class R-3 – assumed 5% return	1,000.00	1,020.21	5.04	.99
Class R-4 – actual return	1,000.00	1,037.75	3.03	.59
Class R-4 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-5E – actual return	1,000.00	1,037.72	2.11	.41
Class R-5E – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-5 – actual return	1,000.00	1,039.27	1.54	.30
Class R-5 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,039.63	1.18	.23
Class R-6 – assumed 5% return	1,000.00	1,024.05	1.17	.23

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2020:

Long-term capital gains	$23,421,000
U.S. government income that may be exempt from state taxation	$32,997,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

American Funds Mortgage Fund	29

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

30	American Funds Mortgage Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Mortgage Fund	31

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2010	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993 – 2003)	86	None
R. Clark Hooper, 1946	2010	Private investor	89	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

32	American Funds Mortgage Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
David J. Betanzos, 1974 President	2014	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Executive Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2010	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Mortgage Fund	33

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34	American Funds Mortgage Fund

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American Funds Mortgage Fund	35

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete August 31, 2020, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFMF

Registrant:

a) Audit Fees:
Audit	2019	71,000
	2020	37,000

b) Audit-Related Fees:
	2019	None
	2020	None

c) Tax Fees:
	2019	8,000
	2020	8,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	None
	2020	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2019	2,000
	2020	15,000

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	4,000
	2020	8,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $14,000 for fiscal year 2019 and $31,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®

Investment portfolio

August 31, 2020

Bonds, notes & other debt instruments 94.91% Mortgage-backed obligations 89.67% Federal agency mortgage-backed obligations 85.08%	Principal amount (000)	Value (000)
Fannie Mae 3.00% 20331	$377	$394
Fannie Mae 5.00% 20401	458	493
Fannie Mae 4.00% 20431	4,784	5,251
Fannie Mae 4.50% 20471	3,000	3,172
Fannie Mae Pool #AJ3602 3.00% 20261	6	7
Fannie Mae Pool #AJ0050 3.00% 20261	6	6
Fannie Mae Pool #AL1444 3.00% 20271	6	6
Fannie Mae Pool #AK3264 3.00% 20271	6	6
Fannie Mae Pool #AL2286 3.00% 20271	5	5
Fannie Mae Pool #AL7800 2.50% 20301	974	1,034
Fannie Mae Pool #BM4299 3.00% 20301	40	42
Fannie Mae Pool #AZ4646 3.50% 20301	102	108
Fannie Mae Pool #AZ0554 3.50% 20301	74	78
Fannie Mae Pool #AY1948 3.50% 20301	62	65
Fannie Mae Pool #AS7323 2.50% 20311	894	957
Fannie Mae Pool #AS8388 2.50% 20311	799	848
Fannie Mae Pool #BD2402 3.00% 20311	334	352
Fannie Mae Pool #FM1162 2.50% 20321	884	941
Fannie Mae Pool #BM1036 2.50% 20321	103	110
Fannie Mae Pool #BM1275 3.00% 20321	751	804
Fannie Mae Pool #BJ5987 3.00% 20321	648	681
Fannie Mae Pool #MA3218 3.00% 20321	29	31
Fannie Mae Pool #MA1640 2.50% 20331	1,652	1,748
Fannie Mae Pool #AB9299 2.50% 20331	304	320
Fannie Mae Pool #BJ4876 3.00% 20331	542	579
Fannie Mae Pool #BM5111 3.00% 20331	288	309
Fannie Mae Pool #BJ4856 3.00% 20331	144	155
Fannie Mae Pool #BJ4573 3.00% 20331	20	21
Fannie Mae Pool #BM3919 3.00% 20331	18	19
Fannie Mae Pool #BJ9000 3.50% 20331	209	223
Fannie Mae Pool #CA2106 3.50% 20331	45	47
Fannie Mae Pool #MA3490 4.00% 20331	59,725	63,345
Fannie Mae Pool #MA3439 4.00% 20331	8,053	8,545
Fannie Mae Pool #695412 5.00% 20331	4	4
Fannie Mae Pool #BO6247 2.50% 20341	8,840	9,302
Fannie Mae Pool #BP0033 2.50% 20341	8,416	8,837
Fannie Mae Pool #BO7771 2.50% 20341	3,694	3,879
Fannie Mae Pool #BO7207 2.50% 20341	998	1,050
Fannie Mae Pool #FM1490 3.50% 20341	2,485	2,639
Fannie Mae Pool #MA4042 2.00% 20351	7,866	8,190
Fannie Mae Pool #AD3566 5.00% 20351	48	53
Fannie Mae Pool #MA2746 4.00% 20361	4,525	4,899
Fannie Mae Pool #AS7224 4.00% 20361	3,889	4,210
Fannie Mae Pool #MA2717 4.00% 20361	2,727	2,959
Fannie Mae Pool #MA2819 4.00% 20361	2,613	2,829
Fannie Mae Pool #MA2787 4.00% 20361	1,303	1,411

American Funds Mortgage Fund — Page 1 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA2630 4.00% 20361	$535	$579
Fannie Mae Pool #MA3186 4.00% 20371	9,827	10,574
Fannie Mae Pool #MA3099 4.00% 20371	4,656	5,064
Fannie Mae Pool #964279 2.633% 20381,2	640	651
Fannie Mae Pool #964708 2.765% 20381,2	84	84
Fannie Mae Pool #889101 3.26% 20381,2	771	795
Fannie Mae Pool #AC0794 5.00% 20391	228	263
Fannie Mae Pool #931768 5.00% 20391	39	45
Fannie Mae Pool #AL9335 3.427% 20401,2	30,225	31,726
Fannie Mae Pool #AE7629 3.729% 20401,2	713	746
Fannie Mae Pool #932606 5.00% 20401	121	139
Fannie Mae Pool #AL9327 3.214% 20411,2	27,199	28,602
Fannie Mae Pool #AL9326 3.549% 20411,2	38,509	40,504
Fannie Mae Pool #AL9531 3.637% 20411,2	34,486	36,219
Fannie Mae Pool #AL0073 3.769% 20411,2	2,975	3,121
Fannie Mae Pool #AE0789 3.788% 20411,2	4,080	4,288
Fannie Mae Pool #AE0844 3.818% 20411,2	3,393	3,557
Fannie Mae Pool #AJ1873 4.00% 20411	261	289
Fannie Mae Pool #AE1248 5.00% 20411	296	338
Fannie Mae Pool #AE1274 5.00% 20411	227	261
Fannie Mae Pool #AE1277 5.00% 20411	124	141
Fannie Mae Pool #AE1283 5.00% 20411	77	86
Fannie Mae Pool #AL2000 2.547% 20421,2	4,482	4,669
Fannie Mae Pool #AL2184 2.618% 20421,2	7,329	7,655
Fannie Mae Pool #AL1941 2.837% 20421,2	5,652	5,898
Fannie Mae Pool #AP7819 2.853% 20421,2	3,494	3,639
Fannie Mae Pool #AP7553 3.00% 20421	34,217	36,684
Fannie Mae Pool #AL9533 3.175% 20421,2	18,741	19,616
Fannie Mae Pool #AL9532 3.19% 20421,2	43,131	45,065
Fannie Mae Pool #AL9530 3.594% 20421,2	29,397	30,825
Fannie Mae Pool #AE1290 5.00% 20421	168	191
Fannie Mae Pool #AU0626 2.275% 20431	179	184
Fannie Mae Pool #AT7470 2.275% 20431	116	119
Fannie Mae Pool #AU8121 2.275% 20431	100	103
Fannie Mae Pool #AU8120 2.275% 20431	78	81
Fannie Mae Pool #AU0627 2.525% 20431	201	212
Fannie Mae Pool #AU3962 2.525% 20431	135	142
Fannie Mae Pool #AU1583 2.525% 20431	128	135
Fannie Mae Pool #AT4747 2.525% 20431	125	131
Fannie Mae Pool #AU1575 2.525% 20431	123	130
Fannie Mae Pool #AU1584 2.525% 20431	112	118
Fannie Mae Pool #AU3963 2.525% 20431	96	101
Fannie Mae Pool #AT7476 2.525% 20431	90	95
Fannie Mae Pool #AU8122 2.525% 20431	91	95
Fannie Mae Pool #AU8124 2.525% 20431	80	85
Fannie Mae Pool #AU8123 2.525% 20431	76	80
Fannie Mae Pool #AU6340 2.525% 20431	75	79
Fannie Mae Pool #AU1585 2.525% 20431	64	67
Fannie Mae Pool #AU3961 2.525% 20431	62	66
Fannie Mae Pool #AU4814 2.525% 20431	46	49
Fannie Mae Pool #AU1577 2.775% 20431	336	357
Fannie Mae Pool #AU8126 2.775% 20431	334	355
Fannie Mae Pool #AU4816 2.775% 20431	282	298
Fannie Mae Pool #AT9853 2.775% 20431	211	223

American Funds Mortgage Fund — Page 2 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AU3964 2.775% 20431	$197	$208
Fannie Mae Pool #AU4817 2.775% 20431	133	140
Fannie Mae Pool #AU1587 2.775% 20431	121	127
Fannie Mae Pool #AT9852 2.775% 20431	99	104
Fannie Mae Pool #AU8125 2.775% 20431	91	96
Fannie Mae Pool #AU1576 2.775% 20431	66	70
Fannie Mae Pool #AU3965 2.775% 20431	57	60
Fannie Mae Pool #AT8826 2.775% 20431	55	58
Fannie Mae Pool #AU8127 2.775% 20431	52	55
Fannie Mae Pool #AT8825 2.775% 20431	42	44
Fannie Mae Pool #AT5898 3.00% 20431	13,838	14,839
Fannie Mae Pool #AU3966 3.025% 20431	321	339
Fannie Mae Pool #AT7457 3.025% 20431	195	206
Fannie Mae Pool #AU3968 3.025% 20431	178	188
Fannie Mae Pool #AU8129 3.025% 20431	100	106
Fannie Mae Pool #AU4819 3.025% 20431	85	90
Fannie Mae Pool #AU1588 3.025% 20431	82	86
Fannie Mae Pool #AU6343 3.025% 20431	78	82
Fannie Mae Pool #AU0630 3.025% 20431	72	76
Fannie Mae Pool #AU6342 3.025% 20431	42	44
Fannie Mae Pool #AT8820 3.275% 20431	68	71
Fannie Mae Pool #AU8131 3.275% 20431	58	61
Fannie Mae Pool #AU1591 3.275% 20431	31	32
Fannie Mae Pool #AL3829 3.50% 20431	2,144	2,354
Fannie Mae Pool #AT7161 3.50% 20431	985	1,073
Fannie Mae Pool #AR1512 3.50% 20431	456	498
Fannie Mae Pool #AT0412 3.50% 20431	248	272
Fannie Mae Pool #AT3954 3.50% 20431	126	137
Fannie Mae Pool #AT0300 3.50% 20431	90	97
Fannie Mae Pool #AX8521 3.50% 20441	214	235
Fannie Mae Pool #AY1829 3.50% 20441	159	174
Fannie Mae Pool #AW8240 3.50% 20441	32	34
Fannie Mae Pool #BE5017 3.50% 20451	1,233	1,340
Fannie Mae Pool #BE5009 3.50% 20451	1,098	1,184
Fannie Mae Pool #BE8740 3.50% 20471	1,121	1,218
Fannie Mae Pool #BD2440 3.50% 20471	938	997
Fannie Mae Pool #BE8742 3.50% 20471	322	355
Fannie Mae Pool #BH2848 3.50% 20471	182	195
Fannie Mae Pool #BH2846 3.50% 20471	155	171
Fannie Mae Pool #BH2847 3.50% 20471	122	130
Fannie Mae Pool #BH2597 4.00% 20471	11,372	12,167
Fannie Mae Pool #BJ5015 4.00% 20471	2,778	3,066
Fannie Mae Pool #BH3122 4.00% 20471	96	106
Fannie Mae Pool #BM4488 3.406% 20481,2	18,826	19,634
Fannie Mae Pool #BJ4901 3.50% 20481	703	772
Fannie Mae Pool #FM2669 4.00% 20481	4,300	4,599
Fannie Mae Pool #CA2850 4.00% 20481	3,177	3,584
Fannie Mae Pool #BK6840 4.00% 20481	1,872	2,065
Fannie Mae Pool #BK5232 4.00% 20481	1,288	1,429
Fannie Mae Pool #BK9743 4.00% 20481	492	536
Fannie Mae Pool #BM2006 4.00% 20481	57	61
Fannie Mae Pool #CA2205 4.50% 20481	17,659	19,084
Fannie Mae Pool #BK7665 4.50% 20481	9,453	10,455
Fannie Mae Pool #BK0951 4.50% 20481	7,066	7,888

American Funds Mortgage Fund — Page 3 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK9761 4.50% 20481	$453	$496
Fannie Mae Pool #BN1576 4.50% 20481	221	238
Fannie Mae Pool #CA1574 5.00% 20481	16,462	18,121
Fannie Mae Pool #CA4867 3.00% 20491	93,675	101,116
Fannie Mae Pool #BO5176 3.00% 20491	6,850	7,415
Fannie Mae Pool #CA4543 3.00% 20491	2,141	2,314
Fannie Mae Pool #CA4151 3.50% 20491	10,512	11,655
Fannie Mae Pool #FM1062 3.50% 20491	9,864	10,883
Fannie Mae Pool #BN6708 3.50% 20491	9,749	10,520
Fannie Mae Pool #FM1443 3.50% 20491	8,114	8,908
Fannie Mae Pool #BJ8411 3.50% 20491	2,365	2,597
Fannie Mae Pool #BJ8402 3.547% 20491,2	3,428	3,591
Fannie Mae Pool #MA3687 4.00% 20491	8,971	9,556
Fannie Mae Pool #MA3592 4.00% 20491	695	740
Fannie Mae Pool #MA3693 4.00% 20491	23	25
Fannie Mae Pool #BN6006 4.50% 20491	824	890
Fannie Mae Pool #CA5539 3.00% 20501	127,128	135,576
Fannie Mae Pool #CA5496 3.00% 20501	88,545	95,920
Fannie Mae Pool #CA5536 3.00% 20501	17,878	19,178
Fannie Mae Pool #CA5540 3.00% 20501	9,237	9,822
Fannie Mae Pool #CA5229 3.00% 20501	5,198	5,602
Fannie Mae Pool #CA5338 3.00% 20501	4,954	5,295
Fannie Mae Pool #FM2839 3.50% 20501	12,730	13,732
Fannie Mae Pool #FM2664 3.50% 20501	9,327	10,224
Fannie Mae Pool #MA4026 4.00% 20501	4,510	4,813
Fannie Mae Pool #AS0745 3.50% 20531	1,531	1,587
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 20211,2	59	59
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 20211	57	58
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 20211,2	583	589
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 20221	303	311
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 20221,2	467	476
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20221	162	166
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 20231	693	709
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 20231	193	196
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 20231,2	523	541
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 20241,2	437	461
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 20241,2	12	12
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.641% 20241,2	558	587
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.641% 20241,2	111	113
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.713% 20241,2	485	519
Fannie Mae, Series 2017-M15, Class AV1, Multi Family, 2.713% 20241,2	5	5
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 20251	105	107
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 20251	273	282
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 20251	49	50
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 20251	493	512
Fannie Mae, Series 2015-M16, Class A1, Multi Family, 2.70% 20251,2	388	405
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 20261	93	95
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 20261	151	155
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 20261	528	548
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 20261	775	808
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 20261	376	390
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 20261	373	390
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 20261	361	375
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 20261	199	203

American Funds Mortgage Fund — Page 4 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 20261,2	$341	$350
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.565% 20261,2	352	363
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.565% 20261,2	52	52
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 20261	548	575
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 20261,2	378	398
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 20271	513	535
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 20271	185	195
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 20271	53	54
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 20271,2	228	234
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 20271,3	470	497
Freddie Mac 2.50% 20331	107	113
Freddie Mac 4.00% 20361	1,089	1,180
Freddie Mac 4.00% 20361	1,040	1,125
Freddie Mac 4.00% 20361	839	908
Freddie Mac 3.50% 20461	199	207
Freddie Mac 4.50% 20461	1,281	1,402
Freddie Mac 4.00% 20471	2,038	2,121
Freddie Mac 5.00% 20481	2,062	2,266
Freddie Mac Pool #ZA2598 3.00% 20251	3	4
Freddie Mac Pool #ZA2593 3.00% 20251	3	3
Freddie Mac Pool #ZS6339 3.00% 20261	6	7
Freddie Mac Pool #ZK2925 3.00% 20261	6	6
Freddie Mac Pool #ZK2882 3.00% 20261	5	5
Freddie Mac Pool #ZK3788 3.00% 20261	3	3
Freddie Mac Pool #ZK3541 3.00% 20261	2	2
Freddie Mac Pool #ZK3935 3.00% 20271	5	6
Freddie Mac Pool #ZK3848 3.00% 20271	4	4
Freddie Mac Pool #ZK7590 3.00% 20291	13	13
Freddie Mac Pool #ZT1332 3.00% 20301	2,373	2,531
Freddie Mac Pool #ZK8180 2.50% 20311	1,077	1,146
Freddie Mac Pool #G16634 3.00% 20311	3,523	3,780
Freddie Mac Pool #C91593 2.50% 20321	70	74
Freddie Mac Pool #ZS8675 2.50% 20321	19	20
Freddie Mac Pool #G18655 3.00% 20321	548	575
Freddie Mac Pool #ZS8087 2.50% 20331	56	58
Freddie Mac Pool #V61960 3.00% 20331	2,081	2,198
Freddie Mac Pool #ZS8710 3.00% 20331	5	5
Freddie Mac Pool #QN1197 2.50% 20341	8,338	8,777
Freddie Mac Pool #QN1174 2.50% 20341	384	403
Freddie Mac Pool #SB8041 3.00% 20351	2	2
Freddie Mac Pool #G03699 6.00% 20381	92	108
Freddie Mac Pool #840222 3.688% 20401,2	7,275	7,646
Freddie Mac Pool #Q05343 4.00% 20411	344	368
Freddie Mac Pool #Q18236 3.50% 20431	999	1,089
Freddie Mac Pool #Q19133 3.50% 20431	624	680
Freddie Mac Pool #Q17696 3.50% 20431	571	628
Freddie Mac Pool #Q15874 4.00% 20431	53	57
Freddie Mac Pool #Q28558 3.50% 20441	3,083	3,380
Freddie Mac Pool #760012 3.097% 20451,2	1,677	1,753
Freddie Mac Pool #760013 3.189% 20451,2	1,125	1,175
Freddie Mac Pool #760014 3.346% 20451,2	8,241	8,590
Freddie Mac Pool #760015 3.089% 20471,2	2,671	2,757
Freddie Mac Pool #Q52069 3.50% 20471	1,691	1,840
Freddie Mac Pool #Q51622 3.50% 20471	1,322	1,449

American Funds Mortgage Fund — Page 5 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q47615 3.50% 20471	$1,128	$1,237
Freddie Mac Pool #Q55056 3.50% 20481	2,230	2,407
Freddie Mac Pool #Q54709 3.50% 20481	1,210	1,316
Freddie Mac Pool #Q54701 3.50% 20481	1,120	1,218
Freddie Mac Pool #Q54782 3.50% 20481	1,069	1,163
Freddie Mac Pool #Q54781 3.50% 20481	996	1,093
Freddie Mac Pool #Q54700 3.50% 20481	855	939
Freddie Mac Pool #Q56591 3.50% 20481	819	881
Freddie Mac Pool #Q55060 3.50% 20481	683	735
Freddie Mac Pool #Q56590 3.50% 20481	619	674
Freddie Mac Pool #Q56589 3.50% 20481	494	534
Freddie Mac Pool #Q54698 3.50% 20481	444	492
Freddie Mac Pool #Q54699 3.50% 20481	439	485
Freddie Mac Pool #Q54831 3.50% 20481	311	343
Freddie Mac Pool #G67711 4.00% 20481	15,973	17,733
Freddie Mac Pool #Q56599 4.00% 20481	1,983	2,201
Freddie Mac Pool #Q56175 4.00% 20481	1,400	1,554
Freddie Mac Pool #Q55971 4.00% 20481	1,284	1,425
Freddie Mac Pool #SI2002 4.00% 20481	947	1,011
Freddie Mac Pool #Q55970 4.00% 20481	614	687
Freddie Mac Pool #Q56576 4.00% 20481	617	658
Freddie Mac Pool #Q58411 4.50% 20481	3,256	3,652
Freddie Mac Pool #Q58436 4.50% 20481	1,321	1,495
Freddie Mac Pool #Q58378 4.50% 20481	1,213	1,333
Freddie Mac Pool #Q57242 4.50% 20481	850	924
Freddie Mac Pool #RA1339 3.00% 20491	40,790	43,473
Freddie Mac Pool #QA4673 3.00% 20491	9,567	10,286
Freddie Mac Pool #SD7503 3.50% 20491	83,040	89,325
Freddie Mac Pool #QA5131 3.50% 20491	34,092	36,356
Freddie Mac Pool #RA1463 3.50% 20491	7,149	7,926
Freddie Mac Pool #RA1580 3.50% 20491	7,117	7,891
Freddie Mac Pool #QA0284 3.50% 20491	4,606	5,056
Freddie Mac Pool #QA2748 3.50% 20491	954	1,048
Freddie Mac Pool #ZT1864 4.00% 20491	650	693
Freddie Mac Pool #ZT2087 4.00% 20491	286	305
Freddie Mac Pool #ZT1594 4.00% 20491	19	20
Freddie Mac Pool #RA2596 2.50% 20501	1,491	1,594
Freddie Mac Pool #RA2597 2.50% 20501	989	1,042
Freddie Mac Pool #RA2595 2.50% 20501	984	1,036
Freddie Mac Pool #QA8528 3.00% 20501	67,668	72,165
Freddie Mac Pool #SD7512 3.00% 20501	12,539	13,417
Freddie Mac Pool #RA2319 3.00% 20501	8,550	9,030
Freddie Mac Pool #SD0187 3.00% 20501	4,879	5,282
Freddie Mac Pool #SD7514 3.50% 20501	95,787	102,879
Freddie Mac Pool #RA1996 3.50% 20501	32,415	34,969
Freddie Mac Pool #QA7760 3.50% 20501	99	106
Freddie Mac Pool #SD8053 4.50% 20501	8,191	8,853
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20231	454	469
Freddie Mac, Series K027, Class A2, Multi Family, 2.637% 20231	10,000	10,464
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 20231	11,250	12,063
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20231	2,460	2,624
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 20231,2	5,281	5,704
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 20231	1,592	1,733
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 20241	5,000	5,467

American Funds Mortgage Fund — Page 6 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 20241	$5,000	$5,459
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 20251	12,933	14,469
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 20251	10,000	11,240
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 20261	3,500	4,006
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 20281	8,987	9,863
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 20281	2,500	3,009
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 20281,2	24,375	29,506
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 20281,2	19,500	23,713
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 20281,2	20,100	24,714
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.95% 20561,2	13,581	14,422
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 20561	15,779	17,262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	13,380	14,251
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20561,2	9,961	10,581
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 20561,2	18,392	19,713
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 20561	2,881	3,193
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 20571	15,237	16,715
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20571,2	95,646	104,950
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	60,260	67,789
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	33,262	37,474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20571	3,599	3,879
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 20571	2,357	2,658
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20581	3,416	3,702
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 20581	2,180	2,457
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 20581	1,746	1,967
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 20581	1,229	1,329
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 20581	1,185	1,313
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20591	37,761	40,283
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20281	75,724	82,668
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20281	18,008	19,520
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20291	63,344	66,912
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20291	110,635	120,494
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 20301	35,017	36,399
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 20301	5,780	6,075
Government National Mortgage Assn. 3.75% 20341	988	1,057
Government National Mortgage Assn. 4.25% 20341	949	1,031
Government National Mortgage Assn. 3.25% 20351	2,309	2,452
Government National Mortgage Assn. 3.25% 20351	1,564	1,661
Government National Mortgage Assn. 3.25% 20351	1,316	1,398
Government National Mortgage Assn. 3.25% 20351	1,229	1,306
Government National Mortgage Assn. 3.25% 20401	1,011	1,076
Government National Mortgage Assn. 3.25% 20401	777	825
Government National Mortgage Assn. 3.25% 20401	591	627
Government National Mortgage Assn. 5.00% 20401	56	61
Government National Mortgage Assn. 5.00% 20411	2,018	2,212
Government National Mortgage Assn. 2.75% 20421	496	523
Government National Mortgage Assn. 2.75% 20421	370	389
Government National Mortgage Assn. 2.75% 20421	234	246
Government National Mortgage Assn. 2.75% 20421	222	233

American Funds Mortgage Fund — Page 7 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.75% 20421	$211	$222
Government National Mortgage Assn. 2.75% 20421	64	67
Government National Mortgage Assn. 2.75% 20421	56	59
Government National Mortgage Assn. 3.50% 20421	565	614
Government National Mortgage Assn. 3.50% 20431	864	923
Government National Mortgage Assn. 3.50% 20431	801	855
Government National Mortgage Assn. 4.00% 20431	598	634
Government National Mortgage Assn. 3.75% 20441	1,270	1,365
Government National Mortgage Assn. 4.25% 20441	748	836
Government National Mortgage Assn. 4.00% 20461	3,069	3,226
Government National Mortgage Assn. 2.00% 20501,4	189,599	195,502
Government National Mortgage Assn. 2.50% 20501,4	107,393	112,981
Government National Mortgage Assn. 2.50% 20501,4	8,743	9,215
Government National Mortgage Assn. 3.50% 20501,4	136,141	143,363
Government National Mortgage Assn. 3.50% 20501,4	7,803	8,220
Government National Mortgage Assn. 4.00% 20501,4	1,386	1,476
Government National Mortgage Assn. Pool #778208 4.00% 20321	712	770
Government National Mortgage Assn. Pool #778205 4.00% 20321	511	553
Government National Mortgage Assn. Pool #796771 6.50% 20321	615	716
Government National Mortgage Assn. Pool #AC2887 5.00% 20351	307	334
Government National Mortgage Assn. Pool #AA7288 3.75% 20371	391	419
Government National Mortgage Assn. Pool #773549 6.50% 20381	337	401
Government National Mortgage Assn. Pool #AA4803 6.50% 20381	53	59
Government National Mortgage Assn. Pool #783690 6.00% 20391	1,781	2,033
Government National Mortgage Assn. Pool #783689 5.50% 20401	1,961	2,256
Government National Mortgage Assn. Pool #MA0273 4.00% 20411	1,038	1,077
Government National Mortgage Assn. Pool #783687 4.50% 20411	994	1,078
Government National Mortgage Assn. Pool #AC2904 4.50% 20411	721	784
Government National Mortgage Assn. Pool #MA0310 4.50% 20411	584	627
Government National Mortgage Assn. Pool #AB3621 4.50% 20411	270	291
Government National Mortgage Assn. Pool #MA0274 4.50% 20411	218	234
Government National Mortgage Assn. Pool #783688 5.00% 20411	1,609	1,803
Government National Mortgage Assn. Pool #005158 5.00% 20411	702	768
Government National Mortgage Assn. Pool #005165 6.50% 20411	78	89
Government National Mortgage Assn. Pool #792276 3.50% 20421	476	516
Government National Mortgage Assn. Pool #770241 4.00% 20421	506	556
Government National Mortgage Assn. Pool #770242 4.00% 20421	506	551
Government National Mortgage Assn. Pool #AC2872 4.00% 20421	453	489
Government National Mortgage Assn. Pool #AB2159 4.50% 20421	1,240	1,345
Government National Mortgage Assn. Pool #MA4511 4.00% 20471	85,495	92,225
Government National Mortgage Assn. Pool #MA4322 4.00% 20471	5,743	6,195
Government National Mortgage Assn. Pool #MA5020 4.00% 20481	1,223	1,324
Government National Mortgage Assn. Pool #MA5595 4.00% 20481	576	618
Government National Mortgage Assn. Pool #MA5651 4.00% 20481	456	488
Government National Mortgage Assn. Pool #MA5398 4.00% 20481	344	368
Government National Mortgage Assn. Pool #MA5528 4.00% 20481	331	354
Government National Mortgage Assn. Pool #MA5466 4.00% 20481	289	310
Government National Mortgage Assn. Pool #MA5264 4.00% 20481	133	143
Government National Mortgage Assn. Pool #MA5764 4.50% 20491	39,341	42,368
Government National Mortgage Assn. Pool #MA5877 4.50% 20491	13,072	14,082
Government National Mortgage Assn. Pool #MA6092 4.50% 20491	10,517	11,287
Government National Mortgage Assn. Pool #MA6041 4.50% 20491	1,239	1,334
Government National Mortgage Assn. Pool #MA6042 5.00% 20491	56	60
Government National Mortgage Assn. Pool #MA6767 3.50% 20501	2,238	2,386

American Funds Mortgage Fund — Page 8 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA6542 3.50% 20501	$814	$859
Government National Mortgage Assn. Pool #MA6543 4.00% 20501	1,439	1,534
Government National Mortgage Assn. Pool #773441 4.90% 20621	6	6
Government National Mortgage Assn. Pool #AG8235 5.229% 20641	2	2
Government National Mortgage Assn. Pool #AI2366 4.579% 20651	59	61
Government National Mortgage Assn. Pool #AQ8290 4.80% 20661	13	14
Government National Mortgage Assn. Pool #AQ8292 5.122% 20661	7	8
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 20611,2	8	8
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.615% 20661,2	69,747	1,314
Uniform Mortgage-Backed Security 1.50% 20351,4	1,090,900	1,114,593
Uniform Mortgage-Backed Security 1.50% 20351,4	207,950	212,523
Uniform Mortgage-Backed Security 2.00% 20351,4	614,076	638,159
Uniform Mortgage-Backed Security 2.50% 20351,4	242,320	253,755
Uniform Mortgage-Backed Security 3.00% 20351,4	323	339
Uniform Mortgage-Backed Security 2.00% 20501,4	67,850	69,660
Uniform Mortgage-Backed Security 2.50% 20501,4	16,800	17,652
Uniform Mortgage-Backed Security 3.00% 20501,4	2	2
Uniform Mortgage-Backed Security 3.50% 20501,4	430,565	454,145
Uniform Mortgage-Backed Security 4.50% 20501,4	99,000	106,955
Uniform Mortgage-Backed Security 4.50% 20501,4	30,411	32,855
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20281	3,402	3,451
		6,096,620
Collateralized mortgage-backed obligations (privately originated) 4.34%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,2,3	2,899	2,989
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 20491,2,3	197	203
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20291,2,3	4,451	4,478
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 20301,2,3	26,568	26,795
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 20301,2,3	14,006	14,172
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% 20351,3	5,000	5,263
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 20581,2,3	3,788	4,096
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 20301,2,3	14,610	14,637
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20301,2,3	14,437	14,547
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20491,3	7,254	7,251
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 20481,2,3	4,278	4,290
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20501,2,3	10,649	11,014
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20501,2,3	9,525	9,851
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.922% 20521,2,3	22,507	22,481
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.975% 20521,2,3	6,710	6,731
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 20621,2,3	827	864
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.905% 20221,2,3	30,304	30,381
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.155% 20221,2,3	14,696	14,753
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20281,2,3	1,146	1,149
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20281,2,3	1,901	1,905
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20291,2,3	8,406	8,437
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,2,3	6,885	6,915
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20491,2,3	8,053	8,347
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 20371,3	3,605	3,693
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 20301,2,3	1,396	1,402
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,2,3	23,651	23,584
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 20601,2,3	12,299	12,337

American Funds Mortgage Fund — Page 9 of 13

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.325% 20511,2,3	$21,375	$21,427
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 20551,2,3	1,569	1,613
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,2,3	2,071	2,116
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.775% 20571,2,3	1,269	1,266
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,2,3	4,380	4,553
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,2,3	4,260	4,392
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,2,3	2,809	2,933
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,2,3	2,627	2,642
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,2,3	5,136	5,468
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20581,2,3	1,702	1,793
		310,768
Commercial mortgage-backed securities 0.25%
Bank of America Merrill Lynch Large Loan Inc., Series 2012-PARK, Class A, 2.959% 20301,3	10,663	11,166
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 20441,3	3,633	3,681
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 20651,2,3	3,178	3,229
		18,076
Total mortgage-backed obligations		6,425,464
U.S. Treasury bonds & notes 3.68% U.S. Treasury 2.44%
U.S. Treasury 3.125% 2048	7,000	9,692
U.S. Treasury 3.375% 2048	406	589
U.S. Treasury 1.25% 20505	133,292	125,886
U.S. Treasury 1.375% 2050	40,000	39,022
		175,189
U.S. Treasury inflation-protected securities 1.24%
U.S. Treasury Inflation-Protected Security 2.125% 20416	562	885
U.S. Treasury Inflation-Protected Security 0.75% 20425,6	34,398	43,801
U.S. Treasury Inflation-Protected Security 1.00% 20495,6	30,975	43,866
		88,552
Total U.S. Treasury bonds & notes		263,741
Asset-backed obligations 1.27%
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.482% 20251,2	4,130	4,136
American Express Credit Account Master Trust, Series 2017-7, Class A, 2.35% 20251	420	438
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,3	19,100	19,431
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,3	2,658	2,715
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20221,2,3	333	338
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 20231,3	1,469	1,474
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20291,3	2,557	2,621
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 20241	1,562	1,569
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20221,3	2,515	2,525
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 20241,3	3,460	3,472
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 20231,3	6,341	6,361
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 20241	1,844	1,868
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20241	14,000	14,493
GM Financial Automobile Leasing Trust, Series 2020-2, Class A4, 1.01% 20241	343	348
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.212% 20231,2	3,569	3,590
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 20241	1,587	1,624
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4, 3.30% 20251	1,500	1,571

American Funds Mortgage Fund — Page 10 of 13

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 20221	$135	$136
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A2, 1.45% 20221	2,812	2,832
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20601,2,3	3,521	3,601
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.242% 20271,2,3	3,886	3,871
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 20241,3	1,979	2,000
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 20231	1,954	1,969
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 20251,2,3	1,209	1,207
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20331,3	544	562
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 1.36% 20241	1,500	1,530
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00% 20241	1,645	1,739
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 20221	710	717
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 20251	750	776
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 20261	1,500	1,537
		91,051
Federal agency bonds & notes 0.26%
Fannie Mae 0.625% 2025	3,850	3,891
Fannie Mae 0.875% 2030	7,500	7,370
Freddie Mac 0.375% 2025	7,059	7,046
		18,307
Bonds & notes of governments & government agencies outside the U.S. 0.03%
KfW 0.375% 2025	2,301	2,302
Total bonds, notes & other debt instruments (cost: $6,664,807,000)		6,800,865
Short-term securities 52.07%
Apple Inc. 0.11%-0.15% due 9/8/2020-10/13/20203	91,700	91,694
Chariot Funding LLC 0.15%-0.25% due 9/1/2020-10/19/20203	110,000	109,993
Charta LLC 0.22% due 9/11/20203	50,000	49,998
Chevron Corp. 0.09% due 10/14/20203	70,000	69,993
CRC Funding, LLC 0.22%-0.23% due 9/21/2020-10/15/20203	35,000	34,994
Eli Lilly and Co. 0.11% due 11/16/20203	4,200	4,196
Exxon Mobil Corp. 0.11%-0.12% due 10/21/2020-11/17/2020	125,000	124,980
Federal Home Loan Bank 0.07%-0.17% due 9/2/2020-11/25/2020	1,122,000	1,121,881
Freddie Mac 0.14% due 9/18/2020	50,000	49,998
Intel Corp. 0.09% due 9/8/2020-9/25/20203	75,000	74,997
Johnson & Johnson 0.10%-0.15% due 9/8/2020-9/21/20203	50,000	49,999
Paccar Financial Corp. 0.10% due 9/25/2020-9/29/2020	47,400	47,396
Pfizer Inc. 0.13%-0.16% due 9/15/2020-10/14/20203	125,000	124,991
Procter & Gamble Co. 0.11%-0.17% due 9/22/2020-11/17/20203	113,000	112,991
U.S. Treasury 0.07%-0.17% due 9/1/2020-12/24/2020	1,663,000	1,662,722
Total short-term securities (cost: $3,730,763,000)		3,730,823
Total investment securities 146.98% (cost: $10,395,570,000)		10,531,688
Other assets less liabilities (46.98)%		(3,366,220)
Net assets 100.00%		$7,165,468

American Funds Mortgage Fund — Page 11 of 13

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount7 (000)	Value at 8/31/20208 (000)	Unrealized (depreciation) appreciation at 8/31/2020 (000)
90 Day Euro Dollar Futures	Short	5,141	September 2020	$(1,285,250)	$(1,282,262)	$(876)
90 Day Euro Dollar Futures	Short	3,199	March 2021	(799,750)	(798,151)	(146)
2 Year U.S. Treasury Note Futures	Long	110	January 2021	22,000	24,304	10
5 Year U.S. Treasury Note Futures	Long	1,921	January 2021	192,100	242,106	313
10 Year U.S. Treasury Note Futures	Short	108	December 2020	(10,800)	(15,039)	(16)
10 Year Ultra U.S. Treasury Note Futures	Short	1,550	December 2020	(155,000)	(247,128)	109
20 Year U.S. Treasury Bond Futures	Long	399	December 2020	39,900	70,112	(219)
30 Year Ultra U.S. Treasury Bond Futures	Long	481	December 2020	48,100	106,256	(454)
						$(1,279)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2020 (000)
3-month USD-LIBOR	2.322%	5/2/2024	$181,900	$(13,787)	$—	$(13,787)
3-month USD-LIBOR	2.325%	5/2/2024	418,100	(31,736)	—	(31,736)
U.S. EFFR	0.11%	5/18/2024	251,500	10	—	10
3-month USD-LIBOR	1.547%	10/25/2024	252,000	(13,240)	—	(13,240)
3-month USD-LIBOR	1.548%	10/28/2024	42,000	(2,212)	—	(2,212)
U.S. EFFR	0.1275%	6/25/2025	107,200	(97)	—	(97)
U.S. EFFR	0.0975%	6/30/2025	58,252	35	—	35
U.S. EFFR	0.105%	6/30/2025	107,200	25	—	25
U.S. EFFR	0.106%	6/30/2025	47,348	9	—	9
3-month USD-LIBOR	0.81%	7/28/2045	161,600	9,368	(96)	9,464
3-month USD-LIBOR	0.811%	7/27/2050	65,300	4,679	—	4,679
					$(96)	$(46,850)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,103,366,000, which represented 15.40% of the net assets of the fund.
4	Purchased on a TBA basis.
5	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,796,000, which represented .79% of the net assets of the fund.
6	Index-linked bond whose principal amount moves with a government price index.
7	Notional amount is calculated based on the number of contracts and notional contract size.
8	Value is calculated based on the notional amount and current market price.

American Funds Mortgage Fund — Page 12 of 13

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP4-042-1020O-S78150	American Funds Mortgage Fund — Page 13 of 13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Mortgage Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of American Funds Mortgage Fund (the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) as of August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

October 14, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 30, 2020

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 30, 2020